As filed with the Securities and Exchange Commission on June 1, 2018

Securities Act File No. 333-221811

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒

Brighthouse Funds Trust I

(Exact Name of Registrant as Specified in Charter)

One Financial Center

Boston, Massachusetts 02111

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (617) 578-4036

MICHAEL LAWLOR, ESQ.

Brighthouse Funds Trust I

One Financial Center, Boston, Massachusetts 02111

(Name and Address of Agent for Service)

Copies to:

BRIAN D. MCCABE, ESQ.	JEREMY C. SMITH, ESQ.
Ropes & Gray LLP	Ropes & Gray LLP
Prudential Tower	1211 Avenue of the Americas, New York, New York 11036
800 Boylston Street, Boston, Massachusetts 02199

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended. There have been no changes to the combined proxy statement/prospectus or Statement of Additional Information as filed by the Registrant pursuant to Rule 497 (File No. 333-221811) with the Commission on January 12, 2018 (0001193125-18-010132).

This Post-Effective Amendment relates solely to the Schroders Global Multi-Asset Portfolio and JPMorgan Global Active Allocation Portfolio series of the Registrant. Information contained in this Registration Statement relating to any other series of the Registrant is neither amended nor superseded hereby.

PART C

OTHER INFORMATION

Item 15.	Indemnification

The Registrant’s Amended and Restated Agreement and Declaration of Trust provides that each Trustee and officer of the Registrant is entitled to be indemnified against all liabilities against him or her, including the costs of litigation, unless it is determined that the Trustee or officer (1) did not act in good faith in the reasonable belief that his or her action was in or not opposed to the best interests of the Registrant; (2) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties; and (3) in a criminal proceeding, had reasonable cause to believe that his or her conduct was unlawful. Reference is made to Article VII, Sections 4, 5, 6 and 8 of the Amended and Restated Agreement and Declaration of Trust, which is incorporated by reference to Exhibit (a)(1) to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement on Form N-1A filed on April 29, 2013, File Nos. 333-48465 and 811-10183.

The Registrant’s Participation Agreements with respect to the American Funds Insurance Series (the “AFIS Participation Agreements”) provide that certain affiliates of the Registrant are entitled to be indemnified against certain losses arising from acts by certain other parties to the AFIS Participation Agreements, including, but not limited to, acts relating to (1) making untrue statements of material fact or omissions of facts in certain related registration statements, prospectuses or statements of additional information, annual or semi-annual shareholder reports or sales literature; (2) unlawful conduct with respect to the sale of, among other things, variable annuity contracts or shares of certain related investment companies; or (3) breaching the relevant AFIS Participation Agreement or the representations or warranties therein. Certain of the AFIS Participation Agreements also indemnify certain affiliates of the Registrant against certain other parties’ failure to comply with the investment objectives, policies, and restrictions of certain related investment companies. For more specific information regarding the indemnification provisions of the Registrant’s AFIS Participation Agreements, please refer to Section 16 of the Registrant’s Participation Agreement with respect to the American Funds Insurance Series, which is incorporated by reference to Exhibit (e)(1) to Post-Effective Amendment No. 32 to the Registration Statement filed with the SEC on May 1, 2009 (“Post-Effective Amendment No. 32”); Section 20 of the Registrant’s Participation Agreement with respect to American Funds Insurance Series, which is incorporated by reference to Exhibit (e)(1)(i) to Post-Effective Amendment No. 32; and to Section 19 of the Registrant’s Participation Agreement with respect to American Funds Insurance Series, which is incorporated by reference to Exhibit (e)(1)(ii) to Post-Effective Amendment No. 32.

The Fund Participation Agreements among the Registrant, Brighthouse Investment Advisers, LLC (“BIA”), Brighthouse Securities, LLC (“Brighthouse Securities”) and certain insurance companies (the “Participation Agreements”) provide that the Company, as defined respectively in each Participation Agreement, will indemnify and hold harmless the Registrant and its Trustees and officers, and any person who controls the Registrant, against certain losses, claims, damages, liabilities, or litigation to which they may become subject to under any law or otherwise, so long as the losses are related to the sale or acquisition of the Registrant’s shares or certain variable life and variable annuity contracts and arise as a result of (1) making or allegedly making untrue statements of material fact or omitting or allegedly omitting material facts in any registration statements, prospectuses or statements of additional information, annual or semi-annual shareholder reports or sales literature, provided that no indemnity shall be given if such statement or omission was made in reliance upon and in conformity with information furnished to the Company for use in such documents; (2) statements or representations (other than those statements or representations contained in the documents listed in item 1) or wrongful conduct with respect to the sale of variable life and variable annuity contracts or shares of the Registrant; (3) making or allegedly making untrue statements of material fact contained in the registration statements, prospectuses or statements of additional information, sales literature or other promotional material required to be stated therein or necessary to make the statements not misleading if such statements were furnished to the Registrant by the Company; (4) failure by the Company to provide services and furnish material under the terms of the Participation Agreements; or (5) any other material breach of the Participation Agreements by the Company.

The Participation Agreements provide that BIA and Brighthouse Securities will indemnify and hold harmless each Company and each of its directors and officers, and any person who controls each Company, against certain losses, claims, damages, liabilities, or litigation to which they may become subject to under any law or otherwise, so long as the losses are related to the sale or acquisition of the Registrant’s shares or certain variable life and variable annuity contracts and arise as a result of (1) making or allegedly making untrue statements of material fact or omitting or allegedly omitting material facts in any registration statements, prospectuses or statements of additional information, annual or semi-annual shareholder reports or sales literature, provided that no indemnity shall be given if such statement or omission was made in reliance upon and in conformity with information furnished to the Registrant, BIA or Brighthouse Securities for use in such documents; (2) statements or representations (other than those statements or representations contained in the documents listed in item 1 not supplied by BIA, Brighthouse Securities, or the Registrant or persons under their control) or wrongful conduct of BIA, Brighthouse Securities or the Registrant, with respect to the sale of variable life and variable annuity contracts or shares of the Registrant; (3) making or allegedly making untrue statements of material fact contained in the registration statements, prospectuses or statements of additional information, sales literature or other promotional material required to be stated therein or necessary to make the statements not misleading if such statements were furnished to each Company by BIA, Brighthouse Securities or the Registrant; (4) failure by BIA, Brighthouse Securities or the Registrant to provide services and furnish material under the terms of the Participation Agreements; or (5) any other material breach of the Participation Agreements by BIA, Brighthouse Securities or the Registrant.

None of the indemnified parties in the Participation Agreements discussed above shall be indemnified for any losses if such loss was caused by or arises out of that party’s willful misfeasance, bad faith or gross negligence or by reasons of such Party’s reckless disregard of obligations and duties under the Participation Agreements.

For more specific information regarding the indemnification provisions of the Participation Agreements, please refer to Sections 8.1 and 8.2 of each Participation Agreement, which are incorporated by reference to Exhibits (h)(7) through (h)(12) to Post-Effective Amendment No. 81 to the Form N-1A Registration Statement filed with the SEC on April 27, 2017.

The Distribution Agreement (the “Distribution Agreement”) provides that Brighthouse Securities, LLC will indemnify and hold harmless the Registrant, and each of its directors and officers (or former officers and directors) and each person, if any, who controls the Registrant against any loss, liability, claim, damage, or expense (including the reasonable cost of investigating and defending against the same and any counsel fees reasonably incurred in connection therewith), incurred under the federal Securities Act of 1933 (the “Securities Act”) or under common law or otherwise that arise out of or are based upon: (1) any untrue or alleged untrue statement of a material fact contained in information furnished by Brighthouse Securities, LLC to the Registrant for use in the Registrant’s registration statement, Prospectus, or annual or interim reports to shareholders; (2) any omission or alleged omission to state a material fact in connection with such information furnished by Brighthouse Securities, LLC to the Registrant that is required to be stated in any of such documents or necessary to make such information not misleading; (3) any misrepresentation or omission or alleged misrepresentation or omission in connection with the offer or sale of shares of the Registrant to state a material fact on the part of Brighthouse Securities, LLC or any agent or employee of Brighthouse Securities, LLC or any other person for whose acts Brighthouse Securities, LLC is responsible, unless such misrepresentation or omission or alleged misrepresentation or omission was made in reliance on written information furnished by the Registrant, or (4) the willful misconduct or failure to exercise reasonable care and diligence on the part of any such persons with respect to services rendered under the Distribution Agreement. Reference is made to Section 12 of the Distribution Agreement among the Registrant and Brighthouse Securities, LLC, which is incorporated by reference to Exhibit (e) to the Post-Effective Amendment No. 83 to the Form N-1A Registration Statement filed with the SEC on February 6, 2018.

Insofar as indemnification for liabilities arising under the Securities Act may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by any such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

The Registrant, its Trustees and officers, are insured under a policy of insurance maintained by the Registrant within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such Trustees or officers. The policy expressly excludes coverage for any Trustee or officer whose personal dishonesty, fraudulent breach of trust, lack of good faith, or intention to deceive or defraud has been finally adjudicated or may be established or who willfully fails to act prudently.

Item 16.	Exhibits

(1)	(a)(1)	Amended and Restated Agreement and Declaration of Trust is incorporated by reference to Exhibit (a)(1) to Post-Effective Amendment No. 59 to the Registrant’s registration statement on Form N-1A, File Nos. 333-48456 and 811-10183 (“Registration Statement”) filed with the SEC on April 29, 2013 (“Post-Effective Amendment No. 59”).

	(a)(1)(i)	Amendment No. 1 to the Amended and Restated Agreement and Declaration of Trust is incorporated by reference to Exhibit (a)(1)(i) to Post-Effective Amendment No. 83 to the Registration Statement filed with the SEC on February 6, 2018 (“Post-Effective Amendment No. 83”).

	(a)(2)	Certificate of Trust is incorporated by reference to Exhibit (a)(2) to the Registration Statement as filed with the SEC on October 23, 2000.

	(a)(2)(i)	Certificate of Amendment to Certificate of Trust is incorporated by reference to Exhibit (a)(1)(i) to Post-Effective Amendment No. 83.

(2)		Amended and Restated By-Laws are incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 72 to the Registration Statement filed with the SEC on February 26, 2015.

(3)		None.

(4)		Form of Agreement and Plan of Reorganization is incorporated by reference to Exhibit (4) to the Registrant’s registration statement on Form N-14 filed on November 29, 2017.

(5)		None other than Exhibits 1 and 2.

(6)	(a)	Management Agreement between Brighthouse Funds Trust I (the “Registrant”) and Brighthouse Investment Advisers, LLC, dated August 4, 2017, is incorporated by reference to Exhibit (d)(1) to Post-Effective Amendment No. 85 to the Registration Statement filed with the SEC on April 26, 2018 (“Post-Effective Amendment No. 85”).

	(b)(1)	Investment Subadvisory Agreement between J.P. Morgan Investment Management Inc. and Brighthouse Investment Advisers, LLC, with respect to JPMorgan Global Active Allocation Portfolio is incorporated by reference to Exhibit (d)(24) to Post-Effective Amendment No. 85.

	(b)(1)(i)	Investment Advisory Agreement between J.P. Morgan Investment Management Inc. and JPMorgan Global Active Allocation Portfolio, Ltd., a wholly-owned subsidiary of JPMorgan Global Active Allocation Portfolio, is incorporated by reference to Exhibit (d)(24)(i) to Post-Effective Amendment No. 85.

	(b)(1)(ii)	Amendment No. 1 to Investment Subadvisory Agreement with respect to JPMorgan Global Active Allocation Portfolio is incorporated by reference to Exhibit (d)(24)(ii) to Post-Effective Amendment No. 85.

	(b)(1)(iii)	Amendment to Investment Subadvisory Agreement with respect to JPMorgan Global Active Allocation Portfolio is incorporated by reference to Exhibit (d)(24)(iii) to Post-Effective Amendment No. 85.

	(b)(2)	Investment Subdvisory Agreement between Schroder Investment Management North America Inc.and Brighthouse Investment Advisers, LLC, with respect to Schroders Global Multi-Asset Portfolio is incorporated by reference to Exhibit (d)(34) to Post-Effective Amendment No. 85.

	(b)(2)(i)	Investment Advisory Agreement between Schroder Investment Management North America Inc. and Schroders Global Multi-Asset Portfolio, Ltd., a wholly-owned subsidiary of Schroders Global Multi-Asset Portfolio, is incorporated by reference to Exhibit (d)(34)(i) to Post-Effective Amendment No. 85.

(7)		Distribution Agreement is incorporated by reference to Exhibit (e) to Post-Effective Amendment No. 85.

(8)	(a)	Form of Amended Deferred Fee Agreement is incorporated by reference to Exhibit (f) to Post-Effective Amendment No. 59.

	(a)(1)	List of participants in Deferred Fee Agreement is incorporated by reference to Exhibit (f)(1) to Post-Effective Amendment No. 68.

(9)	(a)	Amended and Restated Master Custodian Agreement among State Street Bank and Trust Company, the Registrant (formerly known as Met Investors Series Trust) and Brighthouse Funds Trust II (formerly known as Metropolitan Series Fund) is incorporated by reference to Exhibit (g) to Post-Effective Amendment No. 58 to Registration Statement filed with the SEC on April 25, 2013 (“Post-Effective Amendment No. 58”).

	(a)(1)	Amendment to Amended and Restated Master Custodian Agreement is incorporated by reference to Exhibit (g)(1) to Post-Effective Amendment No. 81.

(10)	(a)	Distribution and Services Plan Pursuant to Rule 12b-1 is incorporated by reference to Exhibit (m)(i) to Post-Effective Amendment No. 81.

	(b)	Plan Pursuant to Rule 18f-3 is incorporated by reference to Exhibit (n) to Post-Effective Amendment No. 32.

(11)		Opinion of Ropes & Gray LLP is incorporated by reference to Exhibit (11) to the Registrant’s registration statement on Form N-14 filed on November 29, 2017.

(12)		Opinions of Ropes & Gray LLP on tax matters and consequences to shareholders are filed electronically herewith.

(13)	(a)	Reserved.

	(b)(1)	Amended and Restated Master Administration Agreement among State Street Bank and Trust Company, the Registrant (formerly known as Met Investors Series Trust) and Brighthouse Funds Trust II (formerly known as Metropolitan Series Fund) is incorporated by reference to Exhibit (h)(2)(ii) to Post-Effective Amendment No. 58.

	(b)(2)	Amendment to Amended and Restated Master Administration Agreement is incorporated by reference to Exhibit (g)(1) to Post-Effective Amendment No. 81.

	(b)(3)	Amendment No. 2 to Amended and Restated Master Administration Agreement is incorporated by reference to Exhibit (h)(2)(ii) to Post-Effective Amendment No. 85.

	(c)(1)	Amended and Restated Expense Limitation Agreement between the Registrant and Met Investors Advisory Corp., a predecessor of Brighthouse Investment Advisers, LLC, is incorporated by reference to Exhibit (h)(3)(iii) to Post-Effective Amendment No. 32.

	(c)(2)	Amendment No. 1 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit (h)(3)(i) to Post-Effective Amendment No. 32.

	(c)(3)	Amendment No. 2 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit (h)(3)(ii) to Post-Effective Amendment No. 32.

	(c)(4)	Amendment No. 3 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit (h)(3)(vi) to Post-Effective Amendment No. 32.

	(c)(5)	Amendment No. 4 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit (h)(3)(vii) to Post-Effective Amendment No. 32.

	(c)(6)	Amendment No. 5 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit (h)(3)(viii) to Post-Effective Amendment No. 32.

	(c)(7)	Amendment No. 6 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit (h)(3)(ix) to Post-Effective Amendment No. 32.

	(c)(8)	Amendment No. 7 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit (h)(3)(x) to Post-Effective Amendment No. 32.

	(c)(9)	Amendment No. 8 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit (h)(3)(xi) to Post-Effective Amendment No. 32.

	(c)(10)	Amendment No. 9 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit (h)(4)(xii) to Post-Effective Amendment No. 32

	(c)(11)	Amendment No. 10 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit (h)(4)(xiii) to Post-Effective Amendment No. 32.

	(c)(12)	Amendment No. 11 to Amended and Restated Expense Limitation Agreement LLC is incorporated by reference to Exhibit (h)(4)(xiv) to Post-Effective Amendment No. 32.

	(c)(13)	Amendment No. 12 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit (h)(4)(xv) to Post-Effective Amendment No. 32.

	(c)(14)	Amendment No. 13 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit (h)(4)(xvi) to Post-Effective Amendment No. 32.

	(c)(15)	Amendment No. 14 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit (h)(4)(xvii) to Post-Effective Amendment No. 32.

(c)(16)	Amendment No. 15 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit (h)(4)(xviii) to Post-Effective Amendment No. 32.

(c)(17)	Amendment No. 16 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit (h)(4)(xix) to Post-Effective Amendment No. 36.

(c)(18)	Amendment No. 17 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit (h)(4)(xx) to Post-Effective Amendment No. 42.

(c)(19)	Amendment No. 18 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit (h)(4)(xxi) to Post-Effective Amendment No. 47.

(c)(20)	Amendment No. 19 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit (h)(4)(xxii) to Post-Effective Amendment No. 47.

(c)(21)	Amendment No. 20 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit (h)(4)(xxiii) to Post-Effective Amendment No. 59.

(c)(22)	Amendment No. 21 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit (h)(4)(xxiv) to Post-Effective Amendment No. 57.

(c)(23)	Amendment No. 22 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit (h)(4)(xxv) to Post-Effective Amendment No. 59.

(c)(24)	Amendment No. 23 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit (e)(2)(xxi) to Post-Effective Amendment No. 68.

(c)(25)	Amendment No. 24 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit (e)(2)(xxi) to Post-Effective Amendment No. 68.

(c)(26)	Amendment No. 25 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit (h)(4)(xxviii) to Post-Effective Amendment No. 75.

(c)(27)	Amendment No. 26 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit (h)(4)(xxviv) to Post-Effective Amendment No. 79.

(c)(28)	Amendment No. 27 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit (h)(4)(xxx) to Post-Effective Amendment No. 81.

(d)	Amended and Restated Management Fee Waiver Agreement between the Registrant and BIA dated April 30, 2018 is incorporated by reference to Exhibit (h)(4) to Post-Effective Amendment No. 85.

(e)	Participation Agreement with respect to American Funds Insurance Series is incorporated by reference to Exhibit (e)(1) to Post-Effective Amendment No. 32.

(e)(1)	Participation Agreement with respect to American Funds Insurance Series is incorporated by reference to Exhibit (e)(1)(i) to Post-Effective Amendment No. 32.

(e)(2)	Participation Agreement with respect to American Funds Insurance Series is incorporated by reference to Exhibit (e)(1)(ii) to Post-Effective Amendment No. 32.

(f)	Participation Agreement among the Registrant, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC, and Metropolitan Life Insurance Company is incorporated by reference to Exhibit (h)(7) to Post-Effective Amendment No. 81.

(g)	Participation Agreement among the Registrant, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC, and New England Life Insurance Company is incorporated by reference to Exhibit (h)(8)to Post-Effective Amendment No. 81.

(h)	Participation Agreement among the Registrant, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC, and General American Life Insurance Company is incorporated by reference to Exhibit (h)(9)to Post-Effective Amendment No. 81.

(i)	Participation Agreement among the Registrant, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC, and Brighthouse Life Insurance Company is incorporated by reference to Exhibit (h)(10) to Post-Effective Amendment No. 81.

	(j)	Participation Agreement among the Registrant, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC, and Brighthouse Life Insurance Company of NY is incorporated by reference to Exhibit (h)(11) to Post-Effective Amendment No. 81.

	(k)	Participation Agreement among the Registrant, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC, and Metropolitan Tower Life Insurance Company is incorporated by reference to Exhibit (h)(12) to Post-Effective Amendment No. 81.

	(l)	Form of Non-Custodial Securities Lending Agreement between the Registrant and JPMorgan Chase Bank, N.A. is incorporated by reference to Exhibit (h)(12) to Post-Effective Amendment No. 83.

	(m)	Commission Recapture Agreement between the Registrant and Capital Institutional Services, Inc. is incorporated by reference to Exhibit (h)(13) to Post-Effective Amendment No. 83.

	(n)	Management Fee Waiver Agreement between Brighthouse Investment Advisers, LLC and the Registrant, on behalf of JPMorgan Global Active Allocation Portfolio, JPMorgan Core Bond Portfolio and JPMorgan Small Cap Value Portfolio is incorporated by reference to Exhibit (h)(14) to Post-Effective Amendment No. 85.

(14)		Consent of Deloitte & Touche LLP is incorporated by reference to Exhibit (14) to the Registrant’s registration statement on Form N-14 filed on November 29, 2017.

(15)		None

(16)		Powers of Attorney for all Trustees whose name has been signed are incorporated by reference to Exhibit (16) to the Registrant’s registration statement on Form N-14 filed on November 29, 2017.

(17)		Not applicable.

Item 17.	Undertakings

(a)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(b)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, as amended, this registration statement has been signed on behalf of the Registrant, in this City of Boston and Commonwealth of Massachusetts on the 1st day of June, 2018.

BRIGHTHOUSE FUNDS TRUST I
(Registrant)

By:	/s/ Kristi Slavin
Kristi Slavin
President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ KRISTI SLAVIN Kristi Slavin	President and Chief Executive Officer (Principal Executive Officer)	June 1, 2018

/s/ ALAN R. OTIS Alan R. Otis	Chief Financial Officer and Treasurer (Principal Financial and Accounting Officer)	June 1, 2018

STEPHEN M. ALDERMAN* Stephen M. Alderman	Trustee	June 1, 2018

ROBERT J. BOULWARE* Robert J. Boulware	Trustee	June 1, 2018

SUSAN C. GAUSE* Susan C. Gause	Trustee	June 1, 2018

NANCY HAWTHORNE* Nancy Hawthorne	Trustee	June 1, 2018

BARBARA A. NUGENT* Barbara A. Nugent	Trustee	June 1, 2018

JOHN ROSENTHAL* John Rosenthal	Trustee	June 1, 2018

Christopher J. Towle	Trustee	June 1, 2018

DAWN M. VROEGOP* Dawn M. Vroegop	Trustee	June 1, 2018

* By:	/s/ Brian D. McCabe
Brian D. McCabe**
Attorney-in-Fact

**	Pursuant to Power of Attorney for each Trustee, dated November 29, 2017, and incorporated to the Registrant’s registration statement on Form N-14 filed on November 29, 2017

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

(12)	Opinions of Ropes & Gray LLP on tax matters and consequences to shareholders